BUSINESS ACQUISITIONS AND GOODWILL - Fair Value of Net Identifiable Assets Acquired (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 17, 2018	Aug. 03, 2018	May 11, 2018	Jul. 01, 2017
Airtrax Acquisition
Current assets
Trade receivables				$ 1,296
Inventories				1,565
Parts and supplies				54
Other current assets				477
Property, plant and equipment				6,454
Intangible assets				1,223
Identifiable assets acquired				11,069
Current liabilities
Accounts payable and accrued liabilities				763
Borrowings, current				728
Borrowings, non-current				346
Pension and other post-retirement benefits				8
Deferred tax liability				1,866
Identifiable liabilities recognised				3,711
Fair value of net identifiable assets acquired				7,358
Gross contractual amounts receivable for acquired receivables				$ 1,300
Polyair Acquisition
Current assets
Cash			$ 140
Trade receivables			10,462
Inventories			11,402
Other current assets			855
Property, plant and equipment			21,946
Intangible assets			77,600
Other assets			522
Identifiable assets acquired			122,927
Current liabilities
Accounts payable and accrued liabilities			19,331
Provisions, current			30
Borrowings, current			46
Borrowings, non-current			154
Deferred tax liability			17,625
Provisions, non-current			1,544
Other liabilities			1,653
Identifiable liabilities recognised			40,383
Fair value of net identifiable assets acquired			82,544
Gross contractual amounts receivable for acquired receivables			$ 10,500
Maiweave Acquisition
Current assets
Cash		$ 1
Trade receivables		3,210
Inventories		5,977
Property, plant and equipment		9,982
Intangible assets		4,050
Identifiable assets acquired		23,220
Current liabilities
Accounts payable and accrued liabilities		2,482
Provisions, current		50
Identifiable liabilities recognised		2,532
Fair value of net identifiable assets acquired		20,688
Gross contractual amounts receivable for acquired receivables		$ 3,300
Proceeds from collection of acquired receivables	$ 900
Cantech Acquisition
Current assets
Cash					$ 4,567
Trade receivables					8,899
Inventories					15,828
Other current assets					503
Property, plant and equipment					27,275
Intangible assets					11,700
Identifiable assets acquired					68,772
Current liabilities
Accounts payable and accrued liabilities					3,573
Deferred tax liability					2,943
Provisions, non-current					192
Identifiable liabilities recognised					6,708
Fair value of net identifiable assets acquired					62,064
Gross contractual amounts receivable for acquired receivables					$ 9,100